Notes Payable - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Notes Payable
Debt Instrument [Line Items]
Interest expense	$ 0.1	$ 0.1	$ 0.2	$ 0.2	$ 0.2	$ 0.2
Settlement notes payable | Year Two Thousand And Nineteen [Member]
Debt Instrument [Line Items]
Debt instrument principal amount								$ 1.3
Debt instrument periodic principal amount						$ 0.2
Debt instrument payment terms						quarterly installments
Settlement notes payable | Year Two Thousand And Eighteen [Member]
Debt Instrument [Line Items]
Debt instrument payment terms							quarterly installments
Debt instrument interest rate							3.55%